Prepaid Land Lease Payments	12 Months Ended
Dec. 31, 2021
Prepaid Land And Lease Payments [Abstract]
Prepaid Land Lease Payments
8.	Prepaid Land Lease Payments

	December 31,
	2021	2020
Prepaid land lease payments	$44,872	$11,066
Less: accumulated amortization	5,142	2,819
Net carrying value	$39,730	$8,247

Amortization expense for prepaid land lease payments for the year ended December 31, 2021 was $2,203 (2020 - $238, 2019 - $238).